8. Other Payables	12 Months Ended
Dec. 31, 2013
Other Payables
Other Payables

Other payables included in the consolidated balance as of December 31, 2012 and 2013 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Social welfare accrual	¥9,469,618	¥13,069,295	$2,158,894
Expenses payable to employees	1,682,431	1,458,703	240,961
Payroll taxes payable	3,027,024	2,307,857	381,231
Customer deposit	2,167,296	1,274,676	210,561
Miscellaneous payable	574,052	271,350	44,823
Total other payables	¥16,920,421	¥18,381,881	$3,036,470